Supplemental Financial Statement Data - Inventories and Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Supplemental Financial Information [Line Items]
Depreciation	$ 888	$ 809	$ 914
Inventories:
Raw materials and component parts	569	168
Work-in-process	589	500
Finished goods	971	700
Total inventories	2,129	1,368
Property, plant and equipment:
Total property, plant and equipment	9,632	8,604
Accumulated depreciation	(6,129)	(5,639)
Property, plant and equipment, net	3,503	2,965
Land and Buildings [Member]
Property, plant and equipment:
Total property, plant and equipment	1,900	1,441
Machinery and Equipment [Member]
Property, plant and equipment:
Total property, plant and equipment	7,070	6,520
Furniture and Fixtures [Member]
Property, plant and equipment:
Total property, plant and equipment	110	71
Leasehold Improvements [Member]
Property, plant and equipment:
Total property, plant and equipment	307	276
Construction-in-Process [Member]
Property, plant and equipment:
Total property, plant and equipment	$ 245	$ 296